Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Line Items]
Balance at beginning of year	$ 11,852	$ 11,025	$ 7,147
Subsequent reversal and utilization of valuation allowance	(3,352)	(753)
Additions to valuation allowance	745	1,739	4,185
Exchange differences	683	153	(307)
Balance at end of year	$ 9,928	11,852	$ 11,025
Divestiture
Valuation Allowance [Line Items]
Divestitures		$ (312)